STOCKHOLDERS’ EQUITY (DEFICIT)	3 Months Ended
Mar. 31, 2026
STOCKHOLDERS' DEFICIT:
STOCKHOLDERS’ EQUITY (DEFICIT)

NOTE 12 – STOCKHOLDERS’ EQUITY (DEFICIT)

Preferred Stock

In accordance with the Company’s bylaws, the Company has authorized a total of 2,000,000 shares of preferred stock, par value $0.01 per share, for all classes. As of March 31, 2026 and December 31 2025 respectively, there were 88,335 and 88,335 total preferred shares issued and outstanding for all classes.

Common Stock

In accordance with the Company’s bylaws, the Company has authorized a total of 20,000,000,000 shares of common stock, par value $0.0001 per share. As of March 31, 2026 and December 31, 2025, there were 115,191,608 and 90,904,606 common shares issued, respectively.

2026 Transactions

On November 6, 2024 the Company entered into an Amendment to the 2023 Equity Financing Agreement with GHS, to which GHS agreed to Purchase $30,000,000 in shares of our Common Stock over the course of 12 months at 92% of the current market price.

The below table of puts from 1/03/2026 through 3/31/2026 were made by the Company under the 2024 EFA during 2025:

Date of Put	Number of Common Shares Issued	Total Proceeds, Net of Discounts	Effective Price per Share	Net Proceeds
1/12/2026	993,358	19,152	$0.000640	16,758
1/21/2026	1,018,493	17,518	$0.000640	15,237
1/29/2026	921,406	17,838	$0.000640	15,538
2/9/2026	1,172,568	19,136	$0.000400	16,226
2/20/2026	890,303	12,108	$0.000399	9,699
3/9/2026	876,614	10,379	$0.000320	8,097
3/17/2026	1,998,326	20,623	$0.000240	17,605
1/12/2026	993,358	19,152	$0.000240	16,758
1/21/2026	1,018,493	17,518	$0.000240	15,237
1/29/2026	921,406	17,838	$0.000320	15,538

The RRA provides that we shall (i) use our best efforts to file with the SEC a Registration Statement within 45 days of the date of the GHS Registration Rights Agreement; and (ii) have the Registration Statement declared effective by the SEC within 30 days after the date the GHS Registration Statement is filed with the SEC, but in no event more than 90 days after the GHS Registration Statement is filed.

Stock Options

As of March 31, 2026 and December 2025, the Company had no outstanding stock options.